Recapitalization - Schedule of Listing expense (Details)	Dec. 31, 2025 USD ($) shares
Fair value of TNL Mediagene equity consideration issued:
Equity consideration issued (in Shares) | shares	2,556,405
Listing expense amount	$ 29,912,241
Net assets of Blue Ocean as of December 5, 2024
Listing expense	(8,248,505)
Excess of fair value of TNL Mediagene consideration issued over Blue Ocean net assets acquired	38,160,746
Cash and Cash Equivalents [Member]
Net assets of Blue Ocean as of December 5, 2024
Listing expense	2,653
Financial assets at fair value through profit or loss [Member]
Net assets of Blue Ocean as of December 5, 2024
Listing expense	741,839
Other payables [Member]
Net assets of Blue Ocean as of December 5, 2024
Listing expense	(5,396,683)
Promissory notes [Member]
Net assets of Blue Ocean as of December 5, 2024
Listing expense	(2,562,102)
Financial liabilities at fair value through profit or loss [Member]
Net assets of Blue Ocean as of December 5, 2024
Listing expense	(610,028)
Other Liabilities [Member]
Net assets of Blue Ocean as of December 5, 2024
Listing expense	$ (424,184)
Public shareholders [Member]
Fair value of TNL Mediagene equity consideration issued:
Equity consideration issued (in Shares) | shares	3,195
Listing expense amount	$ 685,040
Sponsor shareholders [Member]
Fair value of TNL Mediagene equity consideration issued:
Equity consideration issued (in Shares) | shares	136,321
Listing expense amount	$ 29,227,201